Provisions and Other Contingencies - Additional Information (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Contingent Liabilities - Other Than Income Tax Contingent Liability
Disclosure Of Other Provisions [Line Items]
Claims (excluding demands from Income tax authorities)	₨ 7,000	$ 85	₨ 6,400	$ 84
Provision for Post Sales Client Support and Other Provisions
Disclosure Of Other Provisions [Line Items]
Description of expected period to be utilized	1 year